CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Stockholders' deficit
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	20,000,000	20,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	7,115,000	7,115,000
Common stock, outstanding shares	7,115,000	7,115,000